Share capital	9 Months Ended
Jul. 31, 2020
Text block [abstract]
Share capital
Note 9.    Share capital
Common shares

	For the three months ended						For the nine months ended
$ millions, except number of shares		2020 Jul. 31		2020 Apr. 30		2019 Jul. 31		2020 Jul. 31		2019 Jul. 31
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
Balance at beginning of period	445,133,356	$13,722	444,981,533	$13,669	444,650,308	$13,443	445,341,675	$13,591	442,826,380	$13,243
Issuance pursuant to:
Equity-settled share-based compensation plans (1)	40,146	4	71,409	8	50,773	5	586,503	63	350,637	37
Shareholder investment plan	416,078	39	454,791	36	373,534	39	1,204,873	111	1,321,554	143
Employee share purchase plan	433,769	38	376,684	34	339,470	36	1,134,732	108	919,348	100
	446,023,349	13,803	445,884,417	13,747	445,414,085	13,523	448,267,783	13,873	445,417,919	13,523
Purchase of common shares for cancellation	–	–	(710,800)	(22)	–	–	(2,208,600)	(68)	–	–
Treasury shares	(14,461)	(3)	(40,261)	(3)	22,517	2	(50,295)	(5)	18,683	2
Balance at end of period	446,008,888	$13,800	445,133,356	$13,722	445,436,602	$13,525	446,008,888	$13,800	445,436,602	$13,525
(1)	Includes the settlement of contingent consideration related to prior acquisitions.
Normal course issuer bid
Our normal course issuer bid expired on June 3, 2020. During the third quarter of 2020, no common shares were purchased and cancelled. For the nine months ended July 31, 2020, we purchased and cancelled 2,208,600 common shares under this bid at an average price of $106.03 for a total amount of $234 million.
On March 13, 2020, OSFI announced that it expects all federally regulated financial institutions to cease dividend increase and share buybacks for the time being, in order to ensure that the additional capital available is used to support Canadian lending activities.

Preferred shares
Non-cumulative
Rate Reset Class A Preferred Shares Series 41 (NVCC)
Holders of the
Non-cumulative
Rate Reset Class A Preferred Shares Series 41 (NVCC) (Series 41 shares) had the option to convert their shares into
Non-cumulative
Floating Rate Class A Preferred Shares Series 42 (NVCC) (Series 42 shares) on a one-for-one
basis on January 31, 2020. As the conditions for conversion were not met, no Series 42 shares were issued, and all of the Series 41 shares remain outstanding. The dividend on the Series 41 shares was reset to 3.909%, payable quarterly as and when declared by the Board of Directors of CIBC, effective for the five-year period commencing January 31, 2020.
Non-cumulative Rate Reset Class A Preferred Shares Series 43 (NVCC)
Holders of the Non-cumulative Rate Reset Class A Preferred Shares Series 43 (NVCC) (Series 43 shares) had the option to convert their shares into
Non-cumulative
Floating Rate Class A Preferred Shares Series 44 (NVCC) (Series 44 shares) on a one-for-one basis on July 31, 2020. As the conditions for conversion were not met, no Series 44 shares were issued, and all of the Series 43 shares remain outstanding. The dividend on the Series 43 shares was reset to 3.143%, payable quarterly as and when declared by the Board of Directors of CIBC, effective for the five-year period commencing July 31, 2020.
Regulatory capital and leverage ratios
Our capital ratios and leverage ratio are presented in the table below:

$ millions, as at		2020 Jul. 31	2019 Oct. 31
Common Equity Tier 1 (CET1) capital		$30,202	$27,707
Tier 1 capital	A	33,350	30,851
Total capital		39,640	35,854

Total risk-weighted assets (RWA)		256,683	239,863

CET1 ratio		11.8%	11.6%
Tier 1 capital ratio		13.0%	12.9%
Total capital ratio		15.4%	15.0%
Leverage ratio exposure	B	$724,111	$714,343
Leverage ratio	A/B	4.6%	4.3%
Our regulatory capital requirements are determined in accordance with guidelines issued by OSFI, which are based upon the risk-based capital standards developed by the Basel Committee on Banking Supervision.
CIBC has been designated by OSFI as a domestic systemically important bank
(D-SIB)
in Canada, and is subject to a CET1 surcharge equal to 1.0% of RWA. OSFI also currently expects
D-SIBs
to hold a Domestic Stability Buffer (DSB). On March 13, 2020, OSFI announced an immediate reduction in the DSB from 2.0% to 1.0%. This results in current targets, including all buffer requirements, for CET1, Tier 1 and Total capital ratios of 9.0%, 10.5%, and 12.5%, respectively. These targets may be higher for certain institutions at OSFI’s discretion.
During the quarter ended July 31, 2020, we have complied with OSFI’s regulatory capital requirements.